Related Party Transactions	12 Months Ended
Oct. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 27: RELATED PARTY TRANSACTIONS
Parties are considered to be related if one party

has the ability to directly or indirectly

control the other party or exercise significant influence

over the other party in
making financial or operational decisions.

The Bank’s related parties include key management

personnel, their close family members and

their related entities,
subsidiaries, associates, joint ventures, and

post-employment benefit plans for the Bank’s employees.
TRANSACTIONS WITH KEY MANAGEMENT

PERSONNEL, THEIR CLOSE FAMILY MEMBERS,

AND THEIR RELATED ENTITIES
Key management personnel are those persons

having authority and responsibility

for planning, directing,

and controlling the activities of the Bank, directly

or
indirectly. The Bank considers certain of its officers and directors to be key management personnel. The Bank

makes loans to its key management personnel,

their
close family members,

and their related entities on market

terms and conditions with the exception of

banking products and services for key

management
personnel, which are subject to approved policy

guidelines that govern all employees.
As at October 31, 2024, $ 14

million (October 31, 2023 – $
105

million) of related party loans were outstanding

from key management personnel, their

close family
members,

and their related entities. This amount

also includes balances from certain retired

key management personnel.
COMPENSATION
The remuneration of key management personnel

was as follows:
Compensation
(millions of Canadian dollars) For the years ended October 31

2024 2023
Short-term employee benefits

$ 30 $ 33
Post-employment benefits

1 1
Share-based payments

23 38
Total

$ 54 $ 72
In addition, the Bank offers deferred share and

other plans to non-employee directors, executives,

and certain other key employees. Refer

to Note 22 for further
details.
In the ordinary course of business, the Bank

also provides various banking services to associated

and other related corporations on

terms similar to those
offered to non-related parties.
TRANSACTIONS WITH SUBSIDIARIES,

SCHWAB, AND SYMCOR INC.
Transactions between the Bank and its subsidiaries

meet the definition of related party transactions.

If these transactions are eliminated on

consolidation, they are
not disclosed as related party transactions.
Transactions between the Bank, Schwab, and Symcor

Inc. (Symcor) also qualify as related party

transactions. There were no significant transactions

between
the Bank, Schwab, and Symcor during the

year ended October 31, 2024, other than as

described in the following sections and in

Note 12.
i) TRANSACTIONS WITH SCHWAB
A description of significant transactions

between the Bank and its affiliates with Schwab

is set forth below.
Insured Deposit Account Agreement
During the year ended October 31, 2024, Schwab

exercised its option to buy down the remaining

$
0.7

billion (US$
0.5

billion) of the US$
5

billion FROA permitted
and paid $ 32

million (US$
23

million) in termination fees to the Bank in

accordance with the 2023 Schwab IDA Agreement.

During the year ended October 31,
2023, Schwab exercised its option to buy

down an initial $
6.1

billion (US$
4.5

billion) of FROA and paid $
305

million (US$
227

million) in termination fees to the
Bank in accordance with the 2023 Schwab

IDA Agreement.
As at October 31, 2024, deposits under

the Schwab IDA Agreement were $
117

billion (US$
84

billion) (October 31, 2023 – $
133

billion (US$
96

billion)). The
Bank paid fees, net of the termination fees

received from Schwab, of $
908

million during the year ended October 31, 2024

(October 31, 2023 – $
932

million) to
Schwab related to sweep deposit accounts.

The amount paid by the Bank is based on

the average insured deposit balance of $
121

billion for the year ended
October 31, 2024 (October 31, 2023 – $ 147

billion) and yields based on agreed upon

market benchmarks, less the actual interest

paid to clients of Schwab.
As at October 31, 2024, amounts receivable

from Schwab were $
12

million (October 31, 2023 – $
38

million). As at October 31, 2024, amounts payable

to
Schwab were $ 42

million (October 31, 2023 – $
24

million).
ii) TRANSACTIONS WITH SYMCOR
The Bank has one-third ownership

in Symcor, a Canadian provider of business process

outsourcing services offering a diverse portfolio

of integrated solutions in
item processing, statement processing and

production, and cash management

services. The Bank accounts for Symcor’s

results using the equity method of
accounting. During the year ended October 31,

2024, the Bank paid $
88

million (October 31, 2023 – $
81

million) for these services. As at October

31, 2024, the
amount payable to Symcor was $ 6

million (October 31, 2023 – $
12

million).
The Bank and two other shareholder banks

have also provided a $
100

million unsecured loan facility to Symcor

which was undrawn as at October 31, 2024 and
October 31, 2023.